John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-3241
Fax: (617) 663-2197
E-Mail: dbarr@jhancock.com
Name : David D. Barr
April 22, 2010
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 26 to its Registration Statement under the 1940 Act (“Amendment No. 24”) including the prospectuses and Statement of Additional Information for various series portfolios of the Trust (the “Funds”), Part C and Exhibits. Amendment No. 24 is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to become effective on July 1, 2010. The principal purposes of this filing are to update the Funds’ financial information and comply with recent amendments to Form N-1A (“Revised Form N-1A”).
Except for certain information relating to the Funds’ management and organization, certain information in the prospectuses included in Amendment No. 24, as detailed in the following table, is substantially the same as the information reviewed by the Staff and included in Post-Effective Amendment No. 23 to the Trust’s Registration Statement (with respect to John Hancock Disciplined Value Mid Cap Fund) (File Nos. 333-125838 and 811-21777), which was filed pursuant to Rule 485(a) on March 12, 2010 (Accession no. 0000950123-10-024005). Under the prospectus heading “Who’s who,” the Funds’ investment advisory fees and portfolio managers are different from those of the John Hancock Disciplined Value Mid Cap Fund.

Corresponding Item of
Category of Prospectus Disclosure	Prospectus Heading(s)	Revised Form N-1A
Management and organizational information	• Who’s who	Item 10

Shareholder information and distribution arrangements	• Your account	Items 11 and 12
• Transaction policies
• Dividends and account policies
• Additional investor services
Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing Amendment No. 24.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Nick Kolokithas at 617-663-4324.
Sincerely,

/s/ David D. Barr David D. Barr, Esq.
Assistant Secretary